Cover Page	9 Months Ended
Sep. 30, 2019
Document Information [Line Items]
Amendment Flag	false
Document Type	6-K
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Entity Central Index Key	0001549802
Current Fiscal Year End Date	--12-31
Entity Registrant Name	JD.com, Inc.
Entity File Number	001-36450